MFRA NQM Depositor, LLC ABS-15G

Exhibit 99.3

Account Number	Field ID	Original Field Value	Audit Value	Match
53489	Borrower_Last_Name	XXXX	XXXX	FALSE
52892	Property_Zip	XXXX	XXXX	FALSE
53198	Borrower_Last_Name	XXXX	XXXX	FALSE
53075	Borrower_Last_Name	XXXX	XXXX	FALSE